Notes to the Balance Sheet - Summary of Financial Assets from Collaborations (Details) - Level 3 of fair value hierarchy [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets from Collaborations [Line Items]
Fair value of the financial asset	€ 16,730	€ 42,870	€ 0
Additions	0	45,090
Cash Receipts	(40,004)	(12,677)
Other Financial Assets	€ 13,864	€ 10,457